Segment Information (Details 1) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020 USD ($) reportable_segment	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) reportable_segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | reportable_segment	3									3
Revenue	$ 327,742	$ 381,975	$ 342,907	$ 362,130	$ 328,791	$ 392,547	$ 375,830	$ 379,743	$ 326,968	$ 1,415,803	$ 1,475,088	$ 1,513,779
Adjusted EBITDA	39,568				21,475					174,153	161,451	203,492
Depreciation and amortization	(9,206)				(8,838)					(38,329)	(46,196)	(43,474)
Goodwill and other asset impairment	(161)	(6,655)			0	(63,879)				(8,599)	(87,204)	(5,471)
Stock-based compensation	(3,070)	(18,408)			(2,972)	(1,533)				(31,040)	(18,416)	(24,350)
Deferred acquisition consideration expense/(income)	4,600				7,643					(5,403)	457	4,898
Gain/(Loss) on investments										(2,048)	(779)	(3,939)
Distributions From Non-Consolidated Affiliates	14				0
Other expense/(income)	(2,416)				(1,626)					(9,274)	(7,879)	(253)
Segment operating income (loss)	29,329				15,682					79,460	1,434	130,903
Interest expense and finance charges	(15,612)				(16,760)					(64,942)	(67,075)
Interest Expense, Other												(64,364)
Foreign exchange gain (loss)	(14,757)	4,348			5,442	(13,323)				8,750	(23,258)	18,137
Other, net	16,334				(3,383)					(2,401)	230	1,346
Income (loss) before income taxes and equity in earnings of non-consolidated affiliates	15,294				981					20,867	(88,669)	86,022
Income tax expense (benefit)	13,500				748					10,316	29,615	(168,358)
Income (loss) before equity in earnings of non-consolidated affiliates	1,794				233					10,551	(118,284)	254,380
Equity in earnings of non-consolidated affiliates	0				83					352	62	2,081
Net income (loss)	1,794				316					10,903	(118,222)	256,461
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		(2,259)	5,513	7,333	316	(81,987)	(13,667)	5,951	(28,519)			256,461
Net income attributable to the noncontrolling interest	(791)				(429)					(16,156)	(11,785)	(15,375)
Net income (loss) attributable to MDC Partners Inc.	1,003	$ (7,678)	$ (1,752)	$ 4,290	(113)	$ (87,872)	$ (16,125)	$ 3,406	$ (29,416)	(5,253)	(130,007)	241,086
Capital expenditures	1,546				3,606					18,596	20,264	32,958
Integrated Networks - Group A
Segment Reporting Information [Line Items]
Revenue	90,621				73,739					392,101	393,890	337,104
Adjusted EBITDA	16,303				915					74,822	75,609	69,084
Depreciation and amortization	(1,741)				(1,942)					(8,559)	(9,602)	(8,599)
Stock-based compensation	(1,961)				(3,595)					(24,420)	(5,792)	(9,257)
Capital expenditures	358				1,881					5,934	8,228	10,242
Integrated Networks - Group B
Segment Reporting Information [Line Items]
Revenue	117,707				133,171					531,717	551,317	591,630
Adjusted EBITDA	17,135				18,280					84,568	74,091	91,155
Depreciation and amortization	(4,526)				(3,773)					(15,904)	(19,032)	(14,401)
Stock-based compensation	(900)				(864)					(4,303)	(6,890)	(9,058)
Capital expenditures	477				1,168					9,270	6,352	15,739
Media & Data Network
Segment Reporting Information [Line Items]
Revenue	41,058				43,232					161,451	183,287	200,757
Adjusted EBITDA	1,787				31					7,746	12,205	23,707
Depreciation and amortization	(808)				(993)					(4,303)	(3,820)	(4,605)
Stock-based compensation	13				0					(63)	(320)	(643)
Capital expenditures	86				138					627	1,632	4,026
All Other
Segment Reporting Information [Line Items]
Revenue	78,356				78,649					330,534	346,594	384,288
Adjusted EBITDA	9,905				6,801					37,618	38,307	51,906
Depreciation and amortization	(1,899)				(1,913)					(8,695)	(12,980)	(14,771)
Stock-based compensation	(80)				(86)					(374)	(755)	(3,258)
Capital expenditures	323				418					2,729	3,985	2,928
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Adjusted EBITDA	(5,562)				(4,552)					(30,601)	(38,761)	(32,360)
Depreciation and amortization	(232)				(217)					(868)	(762)	(1,098)
Stock-based compensation	(142)				1,573					(1,880)	(4,659)	(2,134)
Capital expenditures	$ 302				$ 1					$ 36	$ 67	$ 23